Background	12 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background
Background
References in these financial statements to "Ralcorp" refer to Ralcorp Holdings, Inc. and its consolidated subsidiaries (other than the Post cereals business). "Post cereals business" (or "Post") refers to the branded ready-to-eat cereal products business of Ralcorp, which includes Post Foods, LLC (100% owned by Ralcorp Holdings, Inc.) and Post Foods Canada Corp. (100% owned by RH Financial Corporation, a wholly owned subsidiary of Ralcorp Holdings, Inc.). Post was acquired by Ralcorp on August 4, 2008. At September 30, 2011 and September 30, 2010, there were no shares of common or preferred stock of Post authorized or outstanding.
 On July 14, 2011, Ralcorp announced that its Board of Directors agreed in principle to separate Ralcorp and Post in a tax-free spin-off to Ralcorp shareholders. This transaction is subject to receipt of an Internal Revenue Service ruling, final approval by Ralcorp's Board of Directors and other customary conditions.
 Post has a single operating segment and manufactures and markets products under several brand names, including Honey Bunches of Oats®. Other brands include Pebbles®, Post Selects®, Great Grains®, Spoon Size® Shredded Wheat, Post® Raisin Bran, Grape-Nuts®, and Honeycomb®.
 Post's products are generally sold to supermarket chains, wholesalers, supercenters, club stores, mass merchandisers, distributors, convenience stores and the foodservice channel in North America. Those products are manufactured at four facilities located in Battle Creek, Michigan; Jonesboro, Arkansas; Modesto, California; and Niagara Falls, Ontario. Approximately 1,300 employees involved in the Post cereals business are expected to remain with Post following the consummation of the separation of Post from Ralcorp.
Restatement
For the year ended September 30, 2011, and as reflected in the Company's consolidated financial statements included in the Company's Form 10, filed with the SEC on January 25, 2012, the Company recorded a $364.8 non-cash goodwill impairment charge. In May of 2012, Ralcorp determined that the goodwill impairment calculation performed in the fourth quarter of fiscal 2011 excluded certain net deferred tax assets, which resulted in an overstatement of the net deferred tax liabilities, when determining the fair value of the net assets of the Company. The exclusion of the deferred tax items from the calculation resulted in the impairment charge being understated by $63.0 in the carve-out financial statements of the Company for the year ended September 30, 2011. The impairment charge is not deductible for tax purposes and therefore, does not impact income tax expense.

As a result, the Company has restated its combined balance sheet as of September 30, 2011 and its combined statement of operations, comprehensive income (loss), cash flows and Ralcorp equity and related disclosures as of and for the year ended September 30, 2011 to recognize the adjustment to goodwill reflecting the fiscal 2011 impairment charge correction.

The following table represents the impact of the restatement adjustment on the Company's Combined Statement of Operations for the year ended September 30, 2011.

	Year Ended September 30, 2011
	Previously Reported	Restatement Adjustment	Restated

	(In millions)

Net Sales	$968.2	$—	$968.2
Cost of goods sold	(516.6)	—	(516.6)
Gross Profit	451.6	—

Selling, general and administrative expenses	(239.5)	—	(239.5)
Amortization of intangible assets	(12.6)	—	(12.6)
Impairment of goodwill and other intangible assets	(503.5)	(63.0)	(566.5)
Other operating expenses, net	(1.6)	—	(1.6)
Operating (Loss) Profit	(305.6)	(63.0)	(368.6)

Intercompany interest expense	(51.5)	—	(51.5)
Other expense	(1.7)	—	(1.7)
Loss on sale of receivables	(13.0)	—	(13.0)
Equity in earnings of partnership	4.2	—	4.2
(Loss) Earnings before Income Taxes	(367.6)	(63.0)	(430.6)
Income tax benefit (provision)	6.3	—	6.3
Net (Loss) Earnings	$(361.3)	$(63.0)	$(424.3)

Basic and Diluted Earnings per Share	$(10.50)	$(1.83)	$(12.33)

The following table represents the impact of restatement adjustment on the Company's Combined Balance Sheet as of September 30, 2011.

	As of September 30, 2011
	Previously Reported	Restatement Adjustment	Restated
Assets
Current Assets
Cash and cash equivalents	$1.7	$—	$1.7
Receivable from Ralcorp	41.3	—	41.3
Accounts receivable, net	10.1	—	10.1
Inventories	66.6	—	66.6
Deferred income taxes	3.8	—	3.8
Prepaid expenses and other current assets	4.0	—	4.0
Intercompany notes receivable	7.8	—	7.8
Total Current Assets	135.3	—	135.3
Property, net	412.1	—	412.1
Goodwill	1,429.2	(63.0)	1,366.2
Other intangible assets, net	748.6	—	748.6
Investment in partnership	60.2	—	60.2
Other assets	0.8	—	0.8
Total Assets	$2,786.2	$(63.0)	$2,723.2

Liabilities and Ralcorp Equity
Current Liabilities
Short-term intercompany debt	$68.0	$—	$68.0
Accounts payable	28.8	—	28.8
Other current liabilities	37.5	—	37.5
Total Current Liabilities	134.3	—	134.3
Long-term intercompany debt	716.5	—	716.5
Deferred income taxes	332.8	—	332.8
Other liabilities	104.9	—	104.9
Total Liabilities	1,288.5	—	1,288.5

Ralcorp Equity
Net investment of Ralcorp	1,501.3	(63.0)	1,438.3
Accumulated other comprehensive loss	(3.6)	—	(3.6)
Total Ralcorp Equity	1,497.7	(63.0)	1,434.7
Total Liabilities and Ralcorp Equity	$2,786.2	$(63.0)	$2,723.2

The following table represents the impact of restatement adjustment on the Company's Combined Statement of Cash Flows as of September 30, 2011.

	Year Ended September 30, 2011
	Previously Reported	Restatement Adjustment	Restated

	(In millions)
Cash Flows from Operating Activities
Net (loss) earnings	$(361.3)	$(63.0)	$(424.3)
Adjustments to reconcile net (loss) earnings to net cash flow provided by operating activities:
Depreciation and amortization	58.7	—	58.7
Impairment of goodwill and other intangible assets	503.5	63.0	566.5
Stock-based compensation expense	1.7	—	1.7
Equity in earnings of partnership	(4.2)	—	(4.2)
Distributions from partnership	2.0	—	2.0
Deferred income taxes	(69.0)	—	(69.0)
Other changes in current assets and liabilities, net		—
Decrease (increase) in receivables	55.6	—	55.6
Increase in receivable from Ralcorp	(41.3)	—	(41.3)
Change in due to/from Kraft Foods Inc.	—	—	—
Decrease (increase) in inventories	3.7	—	3.7
(Increase) decrease in prepaid expenses and other current assets	(1.8)	—	(1.8)
(Decrease) increase in accounts payable and other current liabilities	(7.6)	—	(7.6)
Other, net	3.8	—	3.8
Net Cash Provided by Operating Activities	143.8	—	143.8

Cash Flows from Investing Activities
Additions to property and intangible assets	(14.9)	—	(14.9)
Net Cash Used by Investing Activities	(14.9)	—	(14.9)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	(192.3)	—	(192.3)
Changes in intercompany debt	60.2	—	60.2
Net Cash Used by Financing Activities	(132.1)	—	(132.1)
Effect of Exchange Rate Changes on Cash	0.1	—	0.1

Net (Decrease) Increase in Cash and Cash Equivalents	(3.1)	—	(3.1)
Cash and Cash Equivalents, Beginning of Year	4.8	—	4.8
Cash and Cash Equivalents, End of Year	$1.7	$—	$1.7

The following table represents the impact of restatement adjustment on the Company's Combined Statement of Ralcorp Equity and Comprehensive Income (Loss) as of and for the year ended September 30, 2011.

	Ralcorp Investment	Accum. Other Comprehensive Income (Loss)	Total Ralcorp Equity	Comprehensive Income (Loss)
	(In millions)
Previously Reported September 30, 2011	$1,501.3	$(3.6)	$1,497.7	(365.5)

Restatement Adjustment	(63.0)	—	(63.0)	(63.0)
				$(428.5)
Restated September 30, 2011	$1,438.3	$(3.6)	$1,434.7

As further discussed in Note 3, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011 - 05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income" (ASU No. 2011 - 05). As of and for the three months ended December 31, 2011, the Company adopted the provisions of ASU No. 2011 - 05. In accordance with the reissuance of the Company's combined financial statements discussed above, the Company has retroactively applied the provisions of ASU No. 2011 - 05 as of and for the years ended September 30, 2011, 2010 and 2009.
The Company has retroactively computed basic and diluted earnings per share for each of the years in the three year period ended September 30, 2011 using the number of shares of Post common stock outstanding on February 3, 2012, following the distribution of one share of Post common stock for every two shares of Ralcorp common stock and the retention of approximately 6.8 million shares by Ralcorp. For the periods presented there are no dilutive shares as there were no actual shares or share-based awards outstanding prior to the Spin-Off.